Note 1 - Organization and Operations (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended
	Jan. 04, 2005	Dec. 31, 2004	Sep. 30, 2013
Details
Royalty Expense		$ 81,200
Entity Incorporation, State Country Name			Tennessee
Entity Incorporation, Date of Incorporation			Jan. 04, 2005
Stock Issued During Period, Shares, New Issues	1,020
Stock Issued During Period, Value, New Issues	$ 100